Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Central Index Key	dei_EntityCentralIndexKey	0000826344
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Morgan Stanley Global Infrastructure Fund (First Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTLAX
Morgan Stanley Global Infrastructure Fund (First Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTLBX
Morgan Stanley Global Infrastructure Fund (First Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTLCX
Morgan Stanley Global Infrastructure Fund (First Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTLDX
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class Q
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTLQX